Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member]	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share) | (per share)	$ 0.00006375	$ 0.0005
Ordinary shares, shares authorized (in Shares)	780,000,000	780,000,000
Ordinary shares, shares issued (in Shares)	20,000,000	20,000,000
Ordinary shares, shares outstanding (in Shares)	20,000,000	20,000,000